CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Temporary equity) - 12 months ended Dec. 31, 2022 $ in Thousands	USD ($)
Beginning balance at Dec. 25, 2021	$ 0
Increase (Decrease) in Temporary Equity
Net earnings	103
Foreign currency translation adjustment	(630)
NCI related to business combinations	(234)
Redeemable NCI	7,641
Ending balance at Dec. 31, 2022	$ 6,880